Nationwide(R) VL
Separate Account-C
June 30, 2000

[THE BEST OF AMERICA'S FUTURE LIFE SERIES(SM) LOGO]

                                                     2000
                                               SEMI-ANNUAL REPORT

                                                [NATIONWIDE LOGO]
                                  Nationwide Life and Annuity Insurance Company
                                            HOME OFFICE: COLUMBUS, OHIO






VLOB-0173-C(6/00)

                                [NATIONWIDE LOGO]

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PHOTO OF PRESIDENT]

                              PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide VL Separate Account-C.

During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.



                         /s/ Joseph J. Gasper, President

                           Joseph J. Gasper, President
                                 August 16, 2000


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                      [THIS PAGE LEFT BLANK INTENTIONALLY]

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-C. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-877-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by funds series may be found on page 25. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 21, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VL SEPARATE ACCOUNT-C
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)


ASSETS:

   Investments at market value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         976,512 shares (cost $7,526,685).....................................................................  $ 7,489,849

      American Century VP - American Century VP International (ACVPInt)
         525,188 shares (cost $5,864,582).....................................................................    6,071,174

      American Century VP - American Century VP Value (ACVPValue)
         127,423 shares (cost $709,928).......................................................................      690,634

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         12,202 shares (cost $477,928)........................................................................      488,814

      Dreyfus Stock Index Fund (DryStkIx)
         1,029,296 shares (cost $37,504,140)..................................................................   39,133,820

      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         59,818 shares (cost $2,331,326)......................................................................    2,451,347

      Dreyfus VIF - European Equity Portfolio (DryEuroEq)
         1,788 shares (cost $29,011)..........................................................................       28,386

      Federated Insurance Series - Quality Bond Fund II (FedQualBd2)
         44,637 shares (cost $433,244)........................................................................      446,819

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS)
         103,686 shares (cost $2,429,813).....................................................................    2,369,234

      Fidelity VIP - Growth Portfolio - Service Class (FidVGrS)
         434,417 shares (cost $21,462,194)....................................................................   22,324,674

      Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS)
         215,918 shares (cost $2,303,699).....................................................................    2,161,344

      Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)
         159,034 shares (cost $3,894,989).....................................................................    3,724,572

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)
         229,212 shares (cost $6,008,138).....................................................................    5,737,176

      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)
         107,404 shares (cost $2,305,840).....................................................................    2,210,378

      Janus Aspen Series - Global Technology Portfolio - Service Class (JanAGlTchS)
         32,717 shares (cost $346,552)........................................................................      321,276

      Janus Aspen Series - International Growth Portfolio - Service Class (JanAIntGrS)
         6,270 shares (cost $237,365).........................................................................      246,735

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         77,759 shares (cost $544,804)........................................................................      572,305

      Nationwide SAT - Balanced Fund (NSATBal)
         93,238 shares (cost $972,035)........................................................................      972,477



      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         96,936 shares (cost $2,440,802)......................................................................    2,506,776

      Nationwide SAT - Equity Income Fund (NSATEqInc)
         20,860 shares (cost $283,739)........................................................................      286,196

      Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)
         62,334 shares (cost $836,327)........................................................................      853,352

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,504,192 shares (cost $16,305,397)..................................................................   16,380,654

      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         162,250 shares (cost $1,505,315).....................................................................    1,447,266

      Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
         77,768 shares (cost $987,884)........................................................................    1,033,540

      Nationwide SAT - Money Market Fund (NSATMMkt)
         24,706,109 shares (cost $24,706,109).................................................................   24,706,109

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         276,598 shares (cost $2,585,415).....................................................................    2,569,599

      Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
         149,443 shares (cost $2,063,131).....................................................................    3,094,956

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         118,604 shares (cost $1,215,931).....................................................................    1,279,742

      Nationwide SAT - Small Company Fund (NSATSmCo)
         190,799 shares (cost $4,354,730).....................................................................    4,541,022

      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         52,047 shares (cost $1,113,834)......................................................................    1,117,460

      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         12,131 shares (cost $108,944)........................................................................      112,214

      Nationwide SAT - Total Return Fund (NSATTotRtn)
         9,567 shares (cost $181,963).........................................................................      185,501

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         60,358 shares (cost $942,901)........................................................................      986,246

      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         55,782 shares (cost $1,367,627)......................................................................    1,528,420

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         78,540 shares (cost $1,328,138)......................................................................    1,254,289

      Oppenheimer - Aggressive Growth Fund/VA (OppAggGrVA)
         61,978 shares (cost $5,369,685)......................................................................    5,989,550

      Oppenheimer - Capital Appreciation Fund/VA (OppCapApVA)
         92,348 shares (cost $4,409,791)......................................................................    4,722,671

      Oppenheimer - Main Street Growth & Income Fund/VA (OppMGrInVA)
         21,980 shares (cost $513,412)........................................................................      513,234

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         53,228 shares (cost $655,245)........................................................................      664,821

      Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
         38,059 shares (cost $403,285)........................................................................      428,540


                                                                     (Continued)

                       NATIONWIDE VL SEPARATE ACCOUNT - C
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         23,288 shares (cost $293,045)......................................................................        313,461

      Warburg Pincus Trust - Global Post - Venture Capital Portfolio (WPGlPVenCp)
         47,919 shares (cost $898,740)......................................................................        968,918

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         23,910 shares (cost $371,564)......................................................................        364,387

      Warburg Pincus Trust - Value Portfolio (WPValue)
         20,235 shares (cost $222,434)......................................................................        234,721
                                                                                                              -------------
            Total investments...............................................................................    175,524,659
   Accounts receivable......................................................................................         59,117
                                                                                                              -------------
            Total assets....................................................................................    175,583,776
ACCOUNTS PAYABLE............................................................................................          -
                                                                                                              -------------
CONTRACT OWNERS' EQUITY (NOTE 6)............................................................................  $ 175,583,776
                                                                                                              =============



See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                              Total                          ACVPIncGr
                                                                  ------------------------------    ------------------------------
                                                                       2000            1999             2000             1999
                                                                  -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................   $   1,735,770          574,990           32,481              165
  Mortality and expense charges (note 3) ......................        (261,489)         (93,438)          (9,509)          (2,894)
                                                                  -------------    -------------    -------------    -------------
           Net investment activity ............................       1,474,281          481,552           22,972           (2,729)
                                                                  -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold .......................      56,886,921       35,955,196        2,731,887          866,199
  Cost of mutual fund shares sold .............................     (52,598,072)     (34,334,981)      (2,533,266)        (776,553)
                                                                  -------------    -------------    -------------    -------------
           Realized gain (loss) on investments ................       4,288,849        1,620,215          198,621           89,646
  Change in unrealized gain (loss) on investments .............      (6,001,647)       2,427,206         (565,992)         121,392
                                                                  -------------    -------------    -------------    -------------
           Net gain (loss) on investments .....................      (1,712,798)       4,047,421         (367,371)         211,038
                                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................................       2,666,845          450,919             --               --
                                                                  -------------    -------------    -------------    -------------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..       2,428,328        4,979,892         (344,399)         208,309
                                                                  -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................      52,864,932       43,819,796        3,557,239        2,957,314
  Transfers between funds .....................................            --               --         (1,453,508)         230,864
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................      (1,891,295)      (1,058,304)         (49,682)         (22,420)
                                                                  -------------    -------------    -------------    -------------
                    Net equity transactions ...................      50,973,637       42,761,492        2,054,049        3,165,758
                                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........................      53,401,965       47,741,384        1,709,650        3,374,067
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................     122,181,811       26,899,259        5,781,146          459,304
                                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................   $ 175,583,776       74,640,643        7,490,796        3,833,371
                                                                  =============    =============    =============    =============

                                                                              ACVPInt                          ACVPValue
                                                                  ------------------------------    ------------------------------
                                                                      2000             1999             2000             1999
                                                                  -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................           4,738             --                599            1,471
  Mortality and expense charges (note 3) ......................          (8,066)          (1,770)            (963)            (294)
                                                                  -------------    -------------    -------------    -------------
           Net investment activity ............................          (3,328)          (1,770)            (364)           1,177
                                                                  -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold .......................         938,955          476,367          791,886           32,451
  Cost of mutual fund shares sold .............................        (574,279)        (429,836)        (762,705)         (30,139)
                                                                  -------------    -------------    -------------    -------------
           Realized gain (loss) on investments ................         364,676           46,531           29,181            2,312
  Change in unrealized gain (loss) on investments .............        (757,285)          47,565          (22,743)           8,933
                                                                  -------------    -------------    -------------    -------------
           Net gain (loss) on investments .....................        (392,609)          94,096            6,438           11,245
                                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................................          70,841             --              1,532           13,940
                                                                  -------------    -------------    -------------    -------------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..        (325,096)          92,326            7,606           26,362
                                                                  -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................       1,741,572        1,286,823          148,591           38,964
  Transfers between funds .....................................       1,479,670          137,674          230,127           29,313
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................         (62,679)         (29,776)          (6,558)          (2,963)
                                                                  -------------    -------------    -------------    -------------
                    Net equity transactions ...................       3,158,563        1,394,721          372,160           65,314
                                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........................       2,833,467        1,487,047          379,766           91,676
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................       3,233,319          306,135          315,811           96,106
                                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................       6,066,786        1,793,182          695,577          187,782
                                                                  =============    =============    =============    =============


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)



                                                                            DrySRGr                       DryStkIx
                                                                  --------------------------     -------------------------
                                                                     2000             1999          2000            1999
                                                                  -----------        -------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................   $        65           --          174,261        103,831
  Mortality and expense charges (note 3) ......................          (700)          (183)       (67,037)       (27,737)
                                                                  -----------      ---------     ----------     ----------
           Net investment activity ............................          (635)          (183)       107,224         76,094
                                                                  -----------      ---------     ----------     ----------
  Proceeds from mutual fund shares sold .......................       595,231          9,570      8,794,037        709,436
  Cost of mutual fund shares sold .............................      (577,853)        (8,453)    (7,287,267)      (547,076)
                                                                  -----------      ---------     ----------     ----------
           Realized gain (loss) on investments ................        17,378          1,117      1,506,770        162,360
  Change in unrealized gain (loss) on investments .............           670         14,782     (1,862,189)     1,367,902
                                                                  -----------      ---------     ----------     ----------
           Net gain (loss) on investments .....................        18,048         15,899       (355,419)     1,530,262
                                                                  -----------      ---------     ----------     ----------
  Reinvested capital gains ....................................          --             --           38,195         62,396
                                                                  -----------      ---------     ----------     ----------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..        17,413         15,716       (210,000)     1,668,752
                                                                  -----------      ---------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................       393,272        185,242     12,136,138      6,946,038
  Transfers between funds .....................................       (24,981)        17,491     (4,221,481)     9,716,946
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................        (5,729)        (2,136)      (485,641)      (261,291)
                                                                  -----------      ---------     ----------     ----------
                    Net equity transactions ...................       362,562        200,597      7,429,016     16,401,693
                                                                  -----------      ---------     ----------     ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................       379,975        216,313      7,219,016     18,070,445
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................       108,845          8,270     31,914,985      6,042,687
                                                                  -----------      ---------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................   $   488,820        224,583     39,134,001     24,113,132
                                                                  ===========      =========     ==========     ==========

                                                                            DryVApp                       DryEuroEq
                                                                  --------------------------     -------------------------
                                                                     2000             1999          2000            1999
                                                                  -----------        -------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................           104             45           --            --
  Mortality and expense charges (note 3) ......................        (3,919)        (1,486)          (158)         --
                                                                  -----------      ---------     ----------     ----------
           Net investment activity ............................        (3,815)        (1,441)          (158)         --
                                                                  -----------      ---------     ----------     ----------
  Proceeds from mutual fund shares sold .......................       585,473        419,714        666,007          --
  Cost of mutual fund shares sold .............................      (555,624)      (373,844)      (636,617)         --
                                                                  -----------      ---------     ----------     ----------
           Realized gain (loss) on investments ................        29,849         45,870         29,390          --
  Change in unrealized gain (loss) on investments .............        67,617         11,054         (7,222)         --
                                                                  -----------      ---------     ----------     ----------
           Net gain (loss) on investments .....................        97,466         56,924         22,168          --
                                                                  -----------      ---------     ----------     ----------
  Reinvested capital gains ....................................          --             --              134          --
                                                                  -----------      ---------     ----------     ----------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..        93,651         55,483         22,144          --
                                                                  -----------      ---------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................       859,619        530,036         63,923          --
  Transfers between funds .....................................        63,348        245,690       (351,073)         --
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................       (33,049)       (27,292)        (1,331)         --
                                                                  -----------      ---------     ----------     ----------
                    Net equity transactions ...................       889,918        748,434       (288,481)         --
                                                                  -----------      ---------     ----------     ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................       983,569        803,917       (266,337)         --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................     1,467,751        300,742        294,707          --
                                                                  -----------      ---------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................     2,451,320      1,104,659         28,370          --
                                                                  ===========      =========     ==========     ==========


NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                           FedQualBd2                     FidVEqInS
                                                                    -------------------------      ------------------------
                                                                       2000           1999           2000           1999
                                                                    ----------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................     $      189           --           10,995            148
  Mortality and expense charges (note 3) ......................           (270)          --           (2,980)          (180)
                                                                    ----------      ---------      ---------      ---------
           Net investment activity ............................            (81)          --            8,015            (32)
                                                                    ----------      ---------      ---------      ---------
  Proceeds from mutual fund shares sold .......................         36,352           --        1,818,883         72,901
  Cost of mutual fund shares sold .............................        (37,004)          --       (1,925,957)       (73,300)
                                                                    ----------      ---------      ---------      ---------
           Realized gain (loss) on investments ................           (652)          --         (107,074)          (399)
  Change in unrealized gain (loss) on investments .............         13,574           --         (105,224)         5,582
                                                                    ----------      ---------      ---------      ---------
           Net gain (loss) on investments .....................         12,922           --         (212,298)         5,183
                                                                    ----------      ---------      ---------      ---------
  Reinvested capital gains ....................................           --             --           42,410            327
                                                                    ----------      ---------      ---------      ---------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..         12,841           --         (161,873)         5,478
                                                                    ----------      ---------      ---------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................         72,878           --          390,145          8,520
  Transfers between funds .....................................        362,876           --          497,899        263,312
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................         (1,361)          --          (18,082)        (1,648)
                                                                    ----------      ---------      ---------      ---------
                    Net equity transactions ...................        434,393           --          869,962        270,184
                                                                    ----------      ---------      ---------      ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................        447,234           --          708,089        275,662
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................           --             --        1,703,236          9,154
                                                                    ----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................     $  447,234           --        2,411,325        284,816
                                                                    ==========      =========      =========      =========



                                                                             FidVGrS                      FidHiInS
                                                                    -------------------------      ------------------------
                                                                       2000           1999           2000           1999
                                                                    ----------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................          9,556          2,889        129,079         96,332
  Mortality and expense charges (note 3) ......................        (22,803)        (6,047)        (4,098)        (3,765)
                                                                    ----------      ---------      ---------      ---------
           Net investment activity ............................        (13,247)        (3,158)       124,981         92,567
                                                                    ----------      ---------      ---------      ---------
  Proceeds from mutual fund shares sold .......................      1,521,224        380,415        710,612      2,626,664
  Cost of mutual fund shares sold .............................     (1,234,724)      (321,246)      (766,799)    (2,554,125)
                                                                    ----------      ---------      ---------      ---------
           Realized gain (loss) on investments ................        286,500         59,169        (56,187)        72,539
  Change in unrealized gain (loss) on investments .............       (780,706)       183,872       (179,408)       (27,293)
                                                                    ----------      ---------      ---------      ---------
           Net gain (loss) on investments .....................       (494,206)       243,041       (235,595)        45,246
                                                                    ----------      ---------      ---------      ---------
  Reinvested capital gains ....................................      1,140,977        181,621           --            3,601
                                                                    ----------      ---------      ---------      ---------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..        633,524        421,504       (110,614)       141,414
                                                                    ----------      ---------      ---------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................      4,586,646      3,380,024        780,810      2,059,902
  Transfers between funds .....................................      7,291,805      1,362,296        192,927       (730,917)
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................       (121,060)       (47,634)       (36,085)      (106,899)
                                                                    ----------      ---------      ---------      ---------
                    Net equity transactions ...................     11,757,391      4,694,686        937,652      1,222,086
                                                                    ----------      ---------      ---------      ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................     12,390,915      5,116,190        827,038      1,363,500
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................      9,943,032      1,576,877      1,334,832        957,639
                                                                    ----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................     22,333,947      6,693,067      2,161,870      2,321,139
                                                                    ==========      =========      =========      =========





                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                           FidVOvSeS                      FidVConS
                                                                  --------------------------      ------------------------
                                                                      2000             1999         2000           1999
                                                                  -----------        -------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................   $    22,282         10,719         13,786          6,775
  Mortality and expense charges (note 3) ......................        (5,359)        (1,521)        (9,156)        (3,431)
                                                                  -----------      ---------      ---------      ---------
           Net investment activity ............................        16,923          9,198          4,630          3,344
                                                                  -----------      ---------      ---------      ---------
  Proceeds from mutual fund shares sold .......................       993,195        400,402      1,785,925        862,713
  Cost of mutual fund shares sold .............................      (891,851)      (359,909)    (1,698,711)      (685,582)
                                                                  -----------      ---------      ---------      ---------
           Realized gain (loss) on investments ................       101,344         40,493         87,214        177,131
  Change in unrealized gain (loss) on investments .............      (413,884)         4,463       (697,874)       (21,924)
                                                                  -----------      ---------      ---------      ---------
           Net gain (loss) on investments .....................      (312,540)        44,956       (610,660)       155,207
                                                                  -----------      ---------      ---------      ---------
  Reinvested capital gains ....................................       144,214         17,288        500,421         49,679
                                                                  -----------      ---------      ---------      ---------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..      (151,403)        71,442       (105,609)       208,230
                                                                  -----------      ---------      ---------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................       898,398        201,212      1,828,246        694,756
  Transfers between funds .....................................     1,433,517        (71,366)       740,175        649,502
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................       (49,900)       (15,621)       (84,486)       (48,109)
                                                                  -----------      ---------      ---------      ---------
                    Net equity transactions ...................     2,282,015        114,225      2,483,935      1,296,149
                                                                  -----------      ---------      ---------      ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................     2,130,612        185,667      2,378,326      1,504,379
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................     1,592,636        668,428      3,365,677      1,270,102
                                                                  -----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................   $ 3,723,248        854,095      5,744,003      2,774,481
                                                                  ===========      =========      =========      =========

                                                                           FidVGrOpS                      JanAGlTchS
                                                                  --------------------------      ------------------------
                                                                      2000             1999         2000           1999
                                                                  -----------        -------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................        31,207          3,879           --            --
  Mortality and expense charges (note 3) ......................        (4,746)        (1,998)          (331)         --
                                                                  -----------      ---------      ---------      ---------
           Net investment activity ............................        26,461          1,881           (331)         --
                                                                  -----------      ---------      ---------      ---------
  Proceeds from mutual fund shares sold .......................     1,461,974        880,110         24,816          --
  Cost of mutual fund shares sold .............................    (1,600,148)      (827,047)       (30,948)         --
                                                                  -----------      ---------      ---------      ---------
           Realized gain (loss) on investments ................      (138,174)        53,063         (6,132)         --
  Change in unrealized gain (loss) on investments .............      (156,127)        39,363        (25,276)         --
                                                                  -----------      ---------      ---------      ---------
           Net gain (loss) on investments .....................      (294,301)        92,426        (31,408)         --
                                                                  -----------      ---------      ---------      ---------
  Reinvested capital gains ....................................       164,127          7,581           --            --
                                                                  -----------      ---------      ---------      ---------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..      (103,713)       101,888        (31,739)         --
                                                                  -----------      ---------      ---------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................       735,424        843,724        138,667          --
  Transfers between funds .....................................      (859,895)       190,195        216,727          --
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................       (39,760)       (43,600)        (2,798)         --
                                                                  -----------      ---------      ---------      ---------
                    Net equity transactions ...................      (164,231)       990,319        352,596          --
                                                                  -----------      ---------      ---------      ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................      (267,944)     1,092,207        320,857          --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................     2,478,202        393,106           --            --
                                                                  -----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................     2,210,258      1,485,313        320,857          --
                                                                  ===========      =========      =========      =========

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                                        JanAIntGrS                   MSEmMkt
                                                                  ----------------------      ---------------------
                                                                     2000         1999          2000          1999
                                                                  ----------     -------       -------       -------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................   $      -            --            --            --
  Mortality and expense charges (note 3) ......................        (43)           --          (476)         (230)
                                                                   -------       -------     ---------     ---------
           Net investment activity ............................        (43)           --          (476)         (230)
                                                                   -------       -------     ---------     ---------
  Proceeds from mutual fund shares sold .......................        431            --        87,491       180,915
  Cost of mutual fund shares sold .............................       (438)           --       (90,248)     (171,817)
                                                                   -------       -------     ---------     ---------
           Realized gain (loss) on investments ................         (7)           --        (2,757)        9,098
  Change in unrealized gain (loss) on investments .............      9,370            --        31,192         9,575
                                                                   -------       -------     ---------     ---------
           Net gain (loss) on investments .....................      9,363            --        28,435        18,673
                                                                   -------       -------     ---------     ---------
  Reinvested capital gains ....................................         --            --            --            --
                                                                   -------       -------     ---------     ---------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..      9,320            --        27,959        18,443
                                                                   -------       -------     ---------     ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................      2,096            --        27,962        42,135
  Transfers between funds .....................................    238,417            --       457,514        35,983
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................     (3,093)           --        (7,770)       (2,383)
                                                                   -------       -------     ---------     ---------
                    Net equity transactions ...................    237,420            --       477,706        75,735
                                                                   -------       -------     ---------     ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................    246,740            --       505,665        94,178
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................         --            --        61,956        90,735
                                                                   -------       -------     ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................   $246,740            --       567,621       184,913
                                                                  ========       =======     =========     =========


                                                                          NSATBal                   NSATCapAp
                                                                   ---------------------     -----------------------
                                                                     2000           1999         2000          1999
                                                                  ----------     -------       -------       -------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................     13,845         9,254         4,216         3,127
  Mortality and expense charges (note 3) ......................     (1,745)         (790)       (4,765)       (1,751)
                                                                   -------       -------     ---------     ---------
           Net investment activity ............................     12,100         8,464          (549)        1,376
                                                                   -------       -------     ---------     ---------
  Proceeds from mutual fund shares sold .......................    288,374       224,189     1,378,843       311,026
  Cost of mutual fund shares sold .............................   (311,933)     (215,596)   (1,552,930)     (270,998)
                                                                   -------       -------     ---------     ---------
           Realized gain (loss) on investments ................    (23,559)        8,593      (174,087)       40,028
  Change in unrealized gain (loss) on investments .............     37,587         9,771       203,778       104,031
                                                                   -------       -------     ---------     ---------
           Net gain (loss) on investments .....................     14,028        18,364        29,691       144,059
                                                                   -------       -------     ---------     ---------
  Reinvested capital gains ....................................       --               5            --            --
                                                                   -------       -------     ---------     ---------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..     26,128        26,833        29,142       145,435
                                                                   -------       -------     ---------     ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................    374,066       367,059       923,374       771,832
  Transfers between funds .....................................   (160,139)      407,651      (515,085)      188,299
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................    (17,478)      (11,925)      (40,132)      (29,635)
                                                                   -------       -------     ---------     ---------
                    Net equity transactions ...................    196,449       762,785       368,157       930,496
                                                                   -------       -------     ---------     ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................    222,577       789,618       397,299     1,075,931
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................    750,005        80,927     2,109,851       471,725
                                                                   -------       -------     ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................    972,582       870,545     2,507,150     1,547,656
                                                                   =======       =======     =========     =========







                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                                           NSATEqInc                     NSATGlob50
                                                                  --------------------------    --------------------------
                                                                      2000           1999           2000           1999
                                                                  -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................   $       708            238          6,900            757
  Mortality and expense charges (note 3) ......................          (315)          (166)        (1,796)          (109)
                                                                  -----------    -----------    -----------    -----------
           Net investment activity ............................           393             72          5,104            648
                                                                  -----------    -----------    -----------    -----------
  Proceeds from mutual fund shares sold .......................        77,776         11,096        665,054         34,192
  Cost of mutual fund shares sold .............................       (71,109)       (11,232)      (617,449)       (32,405)
                                                                  -----------    -----------    -----------    -----------
           Realized gain (loss) on investments ................         6,667           (136)        47,605          1,787
  Change in unrealized gain (loss) on investments .............        (1,906)         7,733        (55,907)         4,519
                                                                  -----------    -----------    -----------    -----------
           Net gain (loss) on investments .....................         4,761          7,597         (8,302)         6,306
                                                                  -----------    -----------    -----------    -----------
  Reinvested capital gains ....................................          --               44           --               32
                                                                  -----------    -----------    -----------    -----------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..         5,154          7,713         (3,198)         6,986
                                                                  -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................        66,654         29,586         70,664         11,597
  Transfers between funds .....................................       163,007        201,347       (311,599)       355,473
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................        (2,523)        (1,974)       (13,443)        (3,726)
                                                                  -----------    -----------    -----------    -----------
                    Net equity transactions ...................       227,138        228,959       (254,378)       363,344
                                                                  -----------    -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................       232,292        236,672       (257,576)       370,330
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................        53,898           --        1,110,965          2,480
                                                                  -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................   $   286,190        236,672        853,389        372,810
                                                                  ===========    ===========    ===========    ===========





                                                                            NSATGvtBd                     NSATHIncBd
                                                                   --------------------------    --------------------------
                                                                       2000           1999           2000           1999
                                                                   -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................        479,057        120,416         63,565         10,915
  Mortality and expense charges (note 3) ......................        (20,760)        (5,236)        (2,275)          (493)
                                                                   -----------    -----------    -----------    -----------
           Net investment activity ............................        458,297        115,180         61,290         10,422
                                                                   -----------    -----------    -----------    -----------
  Proceeds from mutual fund shares sold .......................      5,491,499      1,313,299        205,821        451,949
  Cost of mutual fund shares sold .............................     (5,636,134)    (1,344,373)      (216,238)      (447,400)
                                                                   -----------    -----------    -----------    -----------
           Realized gain (loss) on investments ................       (144,635)       (31,074)       (10,417)         4,549
  Change in unrealized gain (loss) on investments .............        315,272       (145,837)       (54,383)       (12,864)
                                                                   -----------    -----------    -----------    -----------
           Net gain (loss) on investments .....................        170,637       (176,911)       (64,800)        (8,315)
                                                                   -----------    -----------    -----------    -----------
  Reinvested capital gains ....................................           --             --                2            112
                                                                   -----------    -----------    -----------    -----------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..        628,934        (61,731)        (3,508)         2,219
                                                                   -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................      2,466,468      2,063,830        144,234         52,337
  Transfers between funds .....................................     (1,383,495)     2,894,605      1,160,037        150,870
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................       (138,943)       (57,420)       (25,677)        (5,650)
                                                                   -----------    -----------    -----------    -----------
                    Net equity transactions ...................        944,030      4,901,015      1,278,594        197,557
                                                                   -----------    -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................      1,572,964      4,839,284      1,275,086        199,776
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................     14,808,767        504,828        172,149        145,175
                                                                   -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................     16,381,731      5,344,112      1,447,235        344,951
                                                                   ===========    ===========    ===========    ===========

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)




                                                                NSATMMkt                         NSATMSecBd
                                                      ----------------------------       -------------------------
                                                          2000             1999            2000              1999
                                                      ------------       ---------       ---------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    610,793         169,172          78,228          10,156
  Mortality and expense charges (note 3) ..........        (40,803)        (15,357)         (4,318)           (695)
                                                      ------------       ---------       ---------         -------
     Net investment activity ......................        569,990         153,815          73,910           9,461
                                                      ------------       ---------       ---------         -------
  Proceeds from mutual fund shares sold ...........     10,374,951      19,350,999         718,618         320,311
  Cost of mutual fund shares sold .................    (10,374,951)    (19,350,999)       (715,730)       (320,864)
                                                      ------------       ---------       ---------         -------
     Realized gain (loss) on investments ..........           --              --             2,888            (553)
  Change in unrealized gain (loss) on investments .           --              --           (13,051)        (13,968)
                                                      ------------       ---------       ---------         -------
     Net gain (loss) on investments ...............           --              --           (10,163)        (14,521)
                                                      ------------       ---------       ---------         -------
  Reinvested capital gains ........................           --              --              --              --
                                                      ------------       ---------       ---------         -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        569,990         153,815          63,747          (5,060)
                                                      ------------       ---------       ---------         -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     12,819,440      16,476,558         441,440         227,416
  Transfers between funds .........................     (7,152,625)    (16,830,516)      1,672,692        (141,913)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ............................       (286,491)       (118,848)        (42,821)        (10,538)
                                                      ------------       ---------       ---------         -------
       Net equity transactions ....................      5,380,324        (472,806)      2,071,311          74,965
                                                      ------------       ---------       ---------         -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .............      5,950,314        (318,990)      2,135,058          69,905
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     18,757,568       7,180,241         434,557         325,786
                                                      ------------       ---------       ---------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 24,707,882       6,861,251       2,569,615         395,691
                                                      ============       =========       =========         =======


                                                                           NSATMidCap                    NSATSmCapG
                                                                  --------------------------      -------------------------
                                                                     2000             1999          2000            1999
                                                                  ---------         -------       ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................       2,829               1            --              --
  Mortality and expense charges (note 3) ......................      (1,592)             (9)         (1,591)           --
                                                                  ---------          ------       ---------       ---------
           Net investment activity ............................       1,237              (8)         (1,591)           --
                                                                  ---------          ------       ---------       ---------
  Proceeds from mutual fund shares sold .......................     204,147           2,945         640,372            --
  Cost of mutual fund shares sold .............................    (195,220)         (2,600)       (578,703)           --
                                                                  ---------          ------       ---------       ---------
           Realized gain (loss) on investments ................       8,927             345          61,669            --
  Change in unrealized gain (loss) on investments .............      52,473            (351)         28,959         127,000
                                                                  ---------          ------       ---------       ---------
           Net gain (loss) on investments .....................      61,400              (6)         90,628         127,000
                                                                  ---------          ------       ---------       ---------
  Reinvested capital gains ....................................        --              --              --              --
                                                                  ---------          ------       ---------       ---------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..      62,637             (14)         89,037         127,000
                                                                  ---------          ------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................     300,741           1,113           9,361         999,286
  Transfers between funds .....................................      91,564          (2,907)        347,100            --
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................      (5,366)             (9)         (9,138)           --
                                                                  ---------          ------       ---------       ---------
                    Net equity transactions ...................     386,939          (1,803)        347,323         999,286
                                                                  ---------          ------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........................     449,576          (1,817)        436,360       1,126,286
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................     588,358           2,544       2,649,638            --
                                                                  ---------          ------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................   1,037,934             727       3,085,998       1,126,286
                                                                  =========          ======       =========       =========










                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                                           NSATSmCapV                     NSATSmCo
                                                                  --------------------------      -----------------------
                                                                     2000            1999           2000           1999
                                                                  -----------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................   $      --             --            1,182           --
  Mortality and expense charges (note 3) ......................        (1,608)        (1,939)        (9,560)        (1,655)
                                                                  -----------      ---------      ---------      ---------
           Net investment activity ............................        (1,608)        (1,939)        (8,378)        (1,655)
                                                                  -----------      ---------      ---------      ---------
  Proceeds from mutual fund shares sold .......................       431,815         23,053      2,018,487        652,792
  Cost of mutual fund shares sold .............................      (417,829)       (20,377)    (1,392,271)      (604,897)
                                                                  -----------      ---------      ---------      ---------
           Realized gain (loss) on investments ................        13,986          2,676        626,216         47,895
  Change in unrealized gain (loss) on investments .............        66,935        252,331       (314,178)        69,355
                                                                  -----------      ---------      ---------      ---------
           Net gain (loss) on investments .....................        80,921        255,007        312,038        117,250
                                                                  -----------      ---------      ---------      ---------
  Reinvested capital gains ....................................          --           60,891           --             --
                                                                  -----------      ---------      ---------      ---------
                    Net increase (decrease) in contract owners'
                             equity resulting from operations .        79,313        313,959        303,660        115,595
                                                                  -----------      ---------      ---------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................       353,002         26,813        818,252        756,241
  Transfers between funds .....................................       686,918        525,388        868,465        (50,555)
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................       (17,157)       (10,943)       (77,897)       (42,971)
                                                                  -----------      ---------      ---------      ---------
                    Net equity transactions ...................     1,022,763        541,258      1,608,820        662,715
                                                                  -----------      ---------      ---------      ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................     1,102,076        855,217      1,912,480        778,310
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................       177,662        587,880      2,633,502        457,896
                                                                  -----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................   $ 1,279,738      1,443,097      4,545,982      1,236,206
                                                                  ===========      =========      =========      =========



                                                                           NSATStrGro                      NSATStrVal
                                                                    ------------------------        ----------------------
                                                                      2000             1999           2000           1999
                                                                    ---------         ------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................          --             --              511          1,083
  Mortality and expense charges (note 3) ......................        (2,281)           (49)          (338)          (481)
                                                                    ---------         ------        -------        -------
           Net investment activity ............................        (2,281)           (49)           173            602
                                                                    ---------         ------        -------        -------
  Proceeds from mutual fund shares sold .......................       675,957         10,464        979,633        337,174
  Cost of mutual fund shares sold .............................      (577,983)        (9,961)      (997,731)      (295,065)
                                                                    ---------         ------        -------        -------
           Realized gain (loss) on investments ................        97,974            503        (18,098)        42,109
  Change in unrealized gain (loss) on investments .............      (104,528)         5,388        (10,745)       (36,733)
                                                                    ---------         ------        -------        -------
           Net gain (loss) on investments .....................        (6,554)         5,891        (28,843)         5,376
                                                                    ---------         ------        -------        -------
  Reinvested capital gains ....................................          --             --             --            3,883
                                                                    ---------         ------        -------        -------
                    Net increase (decrease) in contract owners'
                             equity resulting from operations .        (8,835)         5,842        (28,670)         9,861
                                                                    ---------         ------        -------        -------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................       537,632         15,613        110,849         59,802
  Transfers between funds .....................................      (323,543)        26,879       (665,620)       (88,739)
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................       (20,245)          (770)        (5,043)        (6,250)
                                                                    ---------         ------        -------        -------
                    Net equity transactions ...................       193,844         41,722       (559,814)       (35,187)
                                                                    ---------         ------        -------        -------
NET CHANGE IN CONTRACT OWNERS' EQUITY ........................        185,009         47,564       (588,484)       (25,326)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................       932,453           --          700,700        283,667
                                                                    ---------         ------        -------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................     1,117,462         47,564        112,216        258,341
                                                                    =========         ======        =======        =======

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                          NSATTotRtn                   NBAMTGuard
                                                                  ------------------------       ---------------------
                                                                      2000           1999          2000          1999
                                                                  ----------        ------       -------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................   $      853            75         4,952         6,081
  Mortality and expense charges (note 3) ......................         (516)         (139)       (1,253)       (2,924)
                                                                  ----------        ------       -------     ---------
           Net investment activity ............................          337           (64)        3,699         3,157
                                                                  ----------        ------       -------     ---------
  Proceeds from mutual fund shares sold .......................      551,683       162,224       325,652       951,436
  Cost of mutual fund shares sold .............................     (546,397)     (149,286)     (306,647)     (732,696)
                                                                  ----------        ------       -------     ---------
           Realized gain (loss) on investments ................        5,286        12,938        19,005       218,740
  Change in unrealized gain (loss) on investments .............        6,209        (4,684)        3,878        38,434
                                                                  ----------        ------       -------     ---------
           Net gain (loss) on investments .....................       11,495         8,254        22,883       257,174
                                                                  ----------        ------       -------     ---------
  Reinvested capital gains ....................................         --               6          --            --
                                                                  ----------        ------       -------     ---------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..       11,832         8,196        26,582       260,331
                                                                  ----------        ------       -------     ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................      176,200        43,900       388,331       473,593
  Transfers between funds .....................................     (139,539)     (121,292)     (244,558)     (437,334)
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................       (5,312)       (2,026)       (8,312)      (27,412)
                                                                  ----------        ------       -------     ---------
                    Net equity transactions ...................       31,349       (79,418)      135,461         8,847
                                                                  ----------        ------       -------     ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................       43,181       (71,222)      162,043       269,178
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................      142,327       103,390       824,401     1,198,660
                                                                  ----------        ------       -------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................   $  185,508        32,168       986,444     1,467,838
                                                                  ==========        ======       =======     =========

                                                                            NBAMTMCGr                   NBAMTPart
                                                                    -----------------------     -----------------------
                                                                        2000          1999          2000          1999
                                                                    ---------     ---------     ---------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................          --            --           6,994         4,324
  Mortality and expense charges (note 3) ......................        (2,434)       (2,756)       (2,153)       (1,176)
                                                                    ---------     ---------     ---------     ---------
           Net investment activity ............................        (2,434)       (2,756)        4,841         3,148
                                                                    ---------     ---------     ---------     ---------
  Proceeds from mutual fund shares sold .......................       501,362       755,623       578,158        80,205
  Cost of mutual fund shares sold .............................      (298,044)     (613,410)     (640,843)      (68,280)
                                                                    ---------     ---------     ---------     ---------
           Realized gain (loss) on investments ................       203,318       142,213       (62,685)       11,925
  Change in unrealized gain (loss) on investments .............       (30,929)      (67,406)      (83,881)       60,860
                                                                    ---------     ---------     ---------     ---------
           Net gain (loss) on investments .....................       172,389        74,807      (146,566)       72,785
                                                                    ---------     ---------     ---------     ---------
  Reinvested capital gains ....................................           442        33,171       148,730         7,690
                                                                    ---------     ---------     ---------     ---------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..       170,397       105,222         7,005        83,623
                                                                    ---------     ---------     ---------     ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................       485,372       277,411       485,420       428,649
  Transfers between funds .....................................       144,271       160,904      (256,948)      370,920
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................       (21,037)      (22,731)      (20,295)      (16,099)
                                                                    ---------     ---------     ---------     ---------
                    Net equity transactions ...................       608,606       415,584       208,177       783,470
                                                                    ---------     ---------     ---------     ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................       779,003       520,806       215,182       867,093
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................       749,388     1,081,173     1,039,111       242,510
                                                                    ---------     ---------     ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................     1,528,391     1,601,979     1,254,293     1,109,603
                                                                    =========     =========     =========     =========




                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                                          OppAggGrVA                     OppCapApVA
                                                                  --------------------------      ------------------------
                                                                     2000            1999           2000            1999
                                                                  -----------      ---------      ---------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................     $    --             --            4,074            122
  Mortality and expense charges (note 3) ......................        (8,493)        (1,523)        (5,584)          (445)
                                                                  -----------      ---------      ---------        -------
           Net investment activity ............................        (8,493)        (1,523)        (1,510)          (323)
                                                                  -----------      ---------      ---------        -------
  Proceeds from mutual fund shares sold .......................     2,470,167        247,577      1,109,805        375,974
  Cost of mutual fund shares sold .............................    (1,619,692)      (173,671)      (890,549)      (345,292)
                                                                  -----------      ---------      ---------        -------
           Realized gain (loss) on investments ................       850,475         73,906        219,256         30,682
  Change in unrealized gain (loss) on investments .............      (113,083)       103,252       (171,481)        23,591
                                                                  -----------      ---------      ---------        -------
           Net gain (loss) on investments .....................       737,392        177,158         47,775         54,273
                                                                  -----------      ---------      ---------        -------
  Reinvested capital gains ....................................       176,333           --          217,412          1,339
                                                                  -----------      ---------      ---------        -------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..       905,232        175,635        263,677         55,289
                                                                  -----------      ---------      ---------        -------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................     1,224,175        240,951      1,282,006        412,028
  Transfers between funds .....................................        20,658        188,281        372,467        298,494
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................       (52,161)       (13,650)       (19,415)        (5,817)
                                                                  -----------      ---------      ---------        -------
                    Net equity transactions ...................     1,192,672        415,582      1,635,058        704,705
                                                                  -----------      ---------      ---------        -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................     2,097,904        591,217      1,898,735        759,994
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................     3,891,683        515,466      2,825,533        125,183
                                                                  -----------      ---------      ---------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................   $ 5,989,587      1,106,683      4,724,268        885,177
                                                                  ===========      =========      =========        =======





                                                                        OppMGrInVA                     VEWwEmgMkt
                                                                   ----------------------        ----------------------
                                                                    2000           1999           2000           1999
                                                                   -------        -------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................      1,596          4,341           --             --
  Mortality and expense charges (note 3) ......................       (885)        (1,473)        (1,117)          (402)
                                                                   -------        -------        -------        -------
           Net investment activity ............................        711          2,868         (1,117)          (402)
                                                                   -------        -------        -------        -------
  Proceeds from mutual fund shares sold .......................    894,334        254,479        240,058         66,249
  Cost of mutual fund shares sold .............................   (886,462)      (208,779)      (163,081)       (45,924)
                                                                   -------        -------        -------        -------
           Realized gain (loss) on investments ................      7,872         45,700         76,977         20,325
  Change in unrealized gain (loss) on investments .............    (30,566)        81,678       (140,409)        69,765
                                                                   -------        -------        -------        -------
           Net gain (loss) on investments .....................    (22,694)       127,378        (63,432)        90,090
                                                                   -------        -------        -------        -------
  Reinvested capital gains ....................................     21,075          7,313           --             --
                                                                   -------        -------        -------        -------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..       (908)       137,559        (64,549)        89,688
                                                                   -------        -------        -------        -------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................    188,694        124,684        137,675         76,780
  Transfers between funds .....................................   (193,593)       429,376        118,188        (30,073)
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................     (9,570)       (11,994)        (9,236)        (5,415)
                                                                   -------        -------        -------        -------
                    Net equity transactions ...................    (14,469)       542,066        246,627         41,292
                                                                   -------        -------        -------        -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................    (15,377)       679,625        182,078        130,980
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................    528,617        276,899        482,197        133,153
                                                                   -------        -------        -------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................    513,240        956,524        664,275        264,133
                                                                   =======        =======        =======        =======

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                                        VEWwHrdAst                 VKMSRESec
                                                                  ----------------------      --------------------
                                                                    2000          1999         2000         1999
                                                                  ---------      -------      -------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................   $   3,614        1,327       22,511        7,347
  Mortality and expense charges (note 3) ......................        (786)        (216)        (822)        (313)
                                                                  ---------      -------      -------      -------
           Net investment activity ............................       2,828        1,111       21,689        7,034
                                                                  ---------      -------      -------      -------
  Proceeds from mutual fund shares sold .......................     163,672      332,265      633,505      491,084
  Cost of mutual fund shares sold .............................    (151,128)    (309,311)    (623,288)    (463,524)
                                                                  ---------      -------      -------      -------
           Realized gain (loss) on investments ................      12,544       22,954       10,217       27,560
  Change in unrealized gain (loss) on investments .............      11,597        5,720       15,670        2,328
                                                                  ---------      -------      -------      -------
           Net gain (loss) on investments .....................      24,141       28,674       25,887       29,888
                                                                  ---------      -------      -------      -------
  Reinvested capital gains ....................................        --           --           --           --
                                                                  ---------      -------      -------      -------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..      26,969       29,785       47,576       36,922
                                                                  ---------      -------      -------      -------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................      21,688       26,089      121,105      235,712
  Transfers between funds .....................................      69,448       40,017     (288,128)       5,451
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................      (4,727)      (2,224)      (6,795)     (11,659)
                                                                  ---------      -------      -------      -------
                    Net equity transactions ...................      86,409       63,882     (173,818)     229,504
                                                                  ---------      -------      -------      -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................     113,378       93,667     (126,242)     266,426
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................     315,168       82,749      439,508       14,393
                                                                  ---------      -------      -------      -------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................   $ 428,546      176,416      313,266      280,819
                                                                  =========      =======      =======      =======



                                                                          WPValue                    WPIntEq
                                                                    --------------------      --------------------
                                                                     2000         1999         2000          1999
                                                                    -------      -------      -------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................        --           --           --           --
  Mortality and expense charges (note 3) ......................        (632)        (766)        (806)        (562)
                                                                    -------      -------      -------      -------
           Net investment activity ............................        (632)        (766)        (806)        (562)
                                                                    -------      -------      -------      -------
  Proceeds from mutual fund shares sold .......................     627,222      900,326      808,533      158,440
  Cost of mutual fund shares sold .............................    (695,105)    (811,642)    (744,415)    (145,585)
                                                                    -------      -------      -------      -------
           Realized gain (loss) on investments ................     (67,883)      88,684       64,118       12,855
  Change in unrealized gain (loss) on investments .............      32,445      (31,843)    (123,101)      12,371
                                                                    -------      -------      -------      -------
           Net gain (loss) on investments .....................     (35,438)      56,841      (58,983)      25,226
                                                                    -------      -------      -------      -------
  Reinvested capital gains ....................................        --           --           --           --
                                                                    -------      -------      -------      -------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..     (36,070)      56,075      (59,789)      24,664
                                                                    -------      -------      -------      -------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................     179,755      227,908       97,287      119,716
  Transfers between funds .....................................    (285,090)    (535,326)    (104,011)       2,873
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................      (8,151)     (12,735)      (2,633)      (7,053)
                                                                    -------      -------      -------      -------
                    Net equity transactions ...................    (113,486)    (320,153)      (9,357)     115,536
                                                                    -------      -------      -------      -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................    (149,556)    (264,078)     (69,146)     140,200
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................     384,325      458,232      433,536      225,231
                                                                    -------      -------      -------      -------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................     234,769      194,154      364,390      365,431
                                                                    =======      =======      =======      =======




                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                                        WPGlPVenCp
                                                                    ---------------------
                                                                     2000         1999
                                                                  ---------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................     $  --           --
  Mortality and expense charges (note 3) ......................      (1,647)        (477)
                                                                  ---------      -------
           Net investment activity ............................      (1,647)        (477)
                                                                  ---------      -------
  Proceeds from mutual fund shares sold .......................     287,044      217,968
  Cost of mutual fund shares sold .............................    (171,771)    (181,887)
                                                                  ---------      -------
           Realized gain (loss) on investments ................     115,273       36,081
  Change in unrealized gain (loss) on investments .............     (76,795)      (2,501)
                                                                  ---------      -------
           Net gain (loss) on investments .....................      38,478       33,580
                                                                  ---------      -------
  Reinvested capital gains ....................................        --           --
                                                                  ---------      -------
                    Net increase (decrease) in contract owners'
                            equity resulting from operations ..      36,831       33,103
                                                                  ---------      -------
EQUITY TRANSACTIONS:
  Purchase payments received from
           contract owners ....................................     279,421       98,602
  Transfers between funds .....................................      15,094      (85,156)
  Redemptions to pay cost of insurance
           charges and administration charges
           (notes 2b and 2c) ..................................     (12,233)      (7,058)
                                                                  ---------      -------
                    Net equity transactions ...................     282,282        6,388
                                                                  ---------      -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................     319,113       39,491
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................     649,809      219,786
                                                                  ---------      -------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................   $ 968,922      259,277
                                                                  =========      =======


See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2000
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

         The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryVApp)
                Dreyfus VIF - European Equity Portfolio (DryEuroEq)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd2)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVEqInS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS)
                Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                (FidVConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)

              Portfolios of Janus Aspen Fund Series;

                Janus Aspen Series - Global Technology Portfolio - Service Class (JanAGlTchS)
                Janus Aspen Series - International Growth Portfolio - Service Class (JanAIntGrS)

              Portfolio of the Universal Institutional Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

               Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

                 Nationwide SAT - Balanced Fund (NSATBal)
                 Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc) Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50) Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Mid Cap Index Fund (NSATMidCap) Nationwide SAT - Money Market Fund (NSATMMkt) Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                 (Neuberger &Berman AMT);
                 Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                 Oppenheimer - Aggressive Growth Fund/VA (OppAggGrVA) Oppenheimer - Capital Appreciation Fund/VA (OppCapApVA) Oppenheimer - Global Securities Fund/VA (OppGlSecVA) Oppenheimer - Main Street Growth & Income Fund/VA (OppMGrInVA)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                 Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
              LIT);
                 Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                 Warburg Pincus Trust - Global Post - Venture Capital Portfolio (WPGlPVenCp)
                 Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Value Portfolio (WPValue)

         At June 30, 2000, contract owners have invested in all of the above funds except for Janus Aspen Series - Capital Appreciation Portfolio - Service Class, Strong Opportunity Fund II, Inc., Oppenheimer VAF - Global Securities Fund and Morgan Stanley Mid Cap Growth Portfolio. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         The Company deducts a charge for state premium taxes of 3.5% on all premiums received to cover the payment of premium taxes. Additionally, the Company deducts a front-end sales load not to exceed 5.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years. On a guaranteed basis this charge is $10.00 per month in all policy years.

(3)  ASSET CHARGES

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of .75%. Currently, this rate is .40% during the first through fourth policy years, .25% during the fifth through twentieth policy years, and .10% thereafter. For the reduced fee tier corporate flexible premium contracts the current rate is .10% for all policy years.

     Nationwide may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide.

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

(4)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account. There were no policy loans in the current year.

(5)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(6) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 2000:


                                                                                                                  PERIOD
     Contract owners' equity represented by:                 UNITS              UNIT VALUE                       RETURN(b)
                                                           ---------           -----------                       ---------

      The BEST of AMERICA(R) America's FUTURE Life
      Series(SM):

         American Century VP - American
            Century VP Income & Growth.....................  346,363             $ 12.320813   $ 4,267,474          (4)%

         American Century VP - American
            Century VP International.......................  343,607               14.970741     5,144,051          (6)%

         American Century VP - American
            Century VP Value...............................   78,422                8.869662       695,577          (4)%

         The Dreyfus Socially Responsible
            Growth Fund, Inc...............................   33,077               14.778256       488,820           2%

         Dreyfus Stock Index Fund..........................2,694,550               13.150463    35,434,580          (1)%

         Dreyfus VIF - Appreciation Portfolio..............  195,232               12.555931     2,451,320           3%

         Dreyfus VIP -
            European Equity Portfolio......................    2,148               13.207837        28,370           2%

         Federated Insurance Series -
            Quality Bond Fund II..........................    44,144               10.131263       447,234           3%

         Fidelity VIP - Equity-Income Portfolio -
            Service Class.................................   236,987               10.174924     2,411,325          (3)%

         Fidelity VIP - Growth Portfolio -
            Service Class.................................   910,558               17.274959    15,729,852           5%

         Fidelity VIP - High Income Portfolio -
            Service Class.................................   235,156                9.193344     2,161,870          (5)%

         Fidelity VIP - Overseas Portfolio -
            Service Class.................................   291,200               12.785880     3,723,248          (5)%

         Fidelity VIP-II - Contrafund Portfolio -
            Service Class.................................   416,155               13.802556     5,744,003          (2)%

         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class.....................   197,046               11.216967     2,210,258          (4)%

         Janus Aspen Series -
            Global Technology Portfolio...................    32,762                9.793559       320,857          (2)%(a)

         Janus Aspen Series -
            International Growth Portfolio................     4,914               10.121953        49,739           1%(a)

         Morgan Stanley -
            Emerging Markets Debt Portfolio...............    61,253                9.266834       567,621           6%

         Nationwide SAT - Balanced Fund...................    94,375               10.305507       972,582           2%

         Nationwide SAT -
            Capital Appreciation Fund.....................   214,512               11.687690     2,507,150           1%

         Nationwide SAT - Equity Income Fund..............    22,568               12.681211       286,190           2%

         Nationwide SAT -
            Nationwide Global 50 Fund.....................    67,747               12.596704       853,389          (1)%


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C


                                                                                                                  PERIOD
                                                             UNITS              UNIT VALUE                       RETURN(b)
                                                           ---------           -----------                       ---------

         Nationwide SAT - Government Bond Fund...........    814,693               10.768906     8,773,352           4%

         Nationwide SAT - High Income Bond Fund..........    142,533               10.153681     1,447,235          (2)%

         Nationwide SAT - Mid Cap Index Fund.............     81,246               12.775205     1,037,934           8%

         Nationwide SAT - Money Market Fund..............  2,043,769               11.058539    22,601,099           3%

         Nationwide SAT - Multi Sector Bond Fund.........    243,286               10.336948     2,514,835           2%

         Nationwide SAT - Small Cap Growth Fund..........     43,778               21.463633       939,635           5%
         Initial funding by depositor (see note 1a)......    100,000               21.463633     2,146,363           5%

         Nationwide SAT - Small Cap Value Fund...........    105,726               12.104291     1,279,738          11%

         Nationwide SAT - Small Company Fund.............    325,780               13.954146     4,545,982           7%

         Nationwide SAT - Strategic Growth Fund..........     55,055               20.297188     1,117,462           5%

         Nationwide SAT - Strategic Value Fund...........     12,984                8.642631       112,216          (1)%

         Nationwide SAT - Total Return Fund..............     16,643               11.146280       185,508           3%

         Neuberger & Berman AMT -
            Guardian Portfolio...........................     55,377               11.067843       612,904           4%

         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio.....................     78,414               19.491297     1,528,391          13%

         Neuberger & Berman AMT -
            Partners Portfolio...........................    126,555                9.911052     1,254,293          (1)%

         Oppenheimer -
            Aggressive Growth Fund/VA....................    214,632               21.426999     4,598,920          21%

         Oppenheimer -
            Capital Appreciation Fund/VA.................    182,060               16.423157     2,990,000           9%

         Oppenheimer -
            Main Street Growth & Income Fund/VA..........     47,368               10.835167       513,240           0%

         Van Eck WIT -
            Worldwide Emerging Markets Fund..............     60,246               11.026051       664,275         (13)%

         Van Eck WIT -
            Worldwide Hard Assets Fund...................     50,106                8.552782       428,546           4%

         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio.............     31,965                9.800269       313,266          14%

         Warburg Pincus Trust -
            Global Post - Venture Capital Portfolio......     62,643               15.467356       968,922           5%

         Warburg Pincus Trust -
            International Equity Portfolio...............     29,432               12.380758       364,390          (9)%

         Warburg Pincus Trust - Value Portfolio..........     22,920               10.242976       234,769          (3)%


                                                                                                                  PERIOD
                                                             UNITS              UNIT VALUE                       RETURN(b)
                                                           ---------           -----------                       ---------

      The BEST of AMERICA(R)
      America's FUTURE Life Series(SM) Reduced Fee Tier:

         American Century VP - American
            Century VP Income & Growth....................   290,354               11.101352     3,223,322          (4)%

         American Century VP - American
            Century VP International......................    61,417               15.024102       922,735          (6)%

         Dreyfus Stock Index Fund.........................   325,655               11.359939     3,699,421          (1)%

         Fidelity VIP - Growth Portfolio -
            Service Class.................................   501,080               13.179722     6,604,095           5%

         Janus Aspen Series -
            International Growth Portfolio................    19,438               10.134840       197,001           1%(a)

         Nationwide SAT - Government Bond Fund............   739,786               10.284568     7,608,379           4%

         Nationwide SAT - Money Market Fund...............   197,921               10.644566     2,106,783           3%

         Nationwide SAT - Multi Sector Bond Fund..........     5,259               10.416467        54,780           2%

         Neuberger & Berman AMT -
            Guardian Portfolio............................    32,870               11.364157       373,540           4%

         Oppenheimer -
            Aggressive Growth Fund/VA.....................    69,127               20.117568     1,390,667          21%

         Oppenheimer -
            Capital Appreciation Fund/VA..................   119,850               14.470324     1,734,268           9%
                                                            ========               =========  ------------
                                                                                              $175,583,776
                                                                                              ============




(a)  These returns were computed for the period 05/01/00 through 06/30/00.

(b) The period return does not include contract charges satisfied by surrending units.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                      Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220     U.S. Postage
                                                                     P A I D
                                                                 Columbus, Ohio
                                                                 Permit No. 521





Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company